Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Tenant and capital improvement allowances	$ 1,100,000
Percentage increase in base annual rent for the remaining term	2.00%
Additional period for which the entity may elect to extend the term of the lease	5 years
Additional tenant improvement allowance	1,300,000
Tenant improvement allowance utilized and included in fixed assets and deferred rent	1,700,000		1,400,000	949,000
Rent expense	679,000	679,000	906,000	918,000	921,000
Future minimum lease payments under non-cancelable operating leases
2012	242,000		962,000
2013	965,000		965,000
2014	985,000		985,000
2015	1,004,000		1,004,000
Thereafter	2,424,000		2,424,000
Total	$ 5,620,000		$ 6,340,000